Related Parties Transactions (Details) - Schedule of Related Parties of the Company with whom Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
BioFirst Corporation (the "BioFirst") [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Entity controlled by controlling beneficiary shareholder of YuanGene	Entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst (Australia) Pty Ltd. (the “BioFirst (Australia)”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the “Rgene”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene; the Chairman of Rgene is Mr. Tsung-Shann Jiang	Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene; the Chairman of Rgene is Mr. Tsung-Shann Jiang
Eugene Jiang [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description		Former President and Chairman
GenePharm Inc. (the “GenePharm”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Dr. George Lee, Board Director of BioKey, is the Chairman of GenePharm.	Dr. George Lee, Board Director of Biokey, is the Chairman of GenePharm.
The Jiangs [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company; the Chairman of Rgene; the Chairman and CEO of the BioLite Holding Inc. and BioLite Inc. and the President and a member of board of directors of BioFirst Ms. Shu-Ling Jiang, Mr. Tsung-Shann Jiang’s wife, is the Chairman of Keypoint; and a member of board of directors of BioLite Inc. Mr. Eugene Jiang is Mr. and Ms. Jiang’s son. Mr. Eugene Jiang is the chairman, and majority shareholder of the Company and a member of board of directors of BioLite Inc. Mr. Chang-Jen Jiang is Mr. Tsung-Shann Jiang’s sibling and the director of the Company. Ms. Mei-Ling Jiang is Ms. Shu-Ling Jiang’s sibling.	Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company and Rgene, the Chairman and CEO of the BioLite Holding Inc. and BioLite Inc. and the President and a member of board of directors of BioFirst Ms. Shu-Ling Jiang, Mr. Tsung-Shann Jiang’s wife, is the Chairman of Keypoint; and a member of board of directors of BioLite Inc. Mr. Eugene Jiang is Mr. and Ms. Jiang’s son. Mr. Eugene Jiang is the chairman, and majority shareholder of the Company and a member of board of directors of BioLite Inc. Mr. Chang-Jen Jiang is Mr. Tsung-Shann Jiang’s sibling and the director of the Company. Ms. Mei-Ling Jiang is Ms. Shu-Ling Jiang’s sibling.
Zhewei Xu [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Shareholder of the Company	Shareholder of the Company.
BioHopeKing Corporation [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	Entity controlled by controlling beneficiary shareholder of ABVC	Entity controlled by controlling beneficiary shareholder of ABVC
Jaimes Vargas Russman [Member]
Related Party Transaction [Line Items]
Relationship with the Company and its subsidiaries, description	CEO of AiBtl BioPharma Inc	CEO of AiBtl BioPharma Inc.